Financial assets at fair value through profits or loss - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
Financial assets at fair value through profits or loss
Non-current assets	$ 1,189
Current assets	22,084	$ 264	$ 257
Financial assets at fair value through profits or loss	23,273	264	257	$ 257
Unlisted equity investment
Financial assets at fair value through profits or loss
Non-current assets	1,000
Fund investments
Financial assets at fair value through profits or loss
Non-current assets	189
Current assets	21,816	$ 264	$ 257
Hong Kong listed equity securities
Financial assets at fair value through profits or loss
Current assets	$ 268